Commitments, Contingencies, and Concentration Risk - Contingencies (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Commitments, Contingencies, and Concentration Risk
Purchase Commitment, Remaining Minimum Amount Committed	$ 1,049,985
Purchase Commitment, Adjustments And Payments Made	967,308	$ 639,752
Purchase Obligation	$ 82,677	$ 410,233